Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Cash disposed from disposal of discontinued operations	¥ 0	¥ 0